Accumulated other comprehensive loss (Tables)	12 Months Ended
Dec. 31, 2020
Accumulated other comprehensive loss.
Reclassification of accumulated other comprehensive loss

RMB
Balance as of December 31, 2019	(2,510)
Foreign currency transaction adjustments, no tax impact	—
Balance as of December 31, 2020	(2,510)
Balance as of December 31, 2020 (US$)	(385)